CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) - Capitalized computer software costs	12 Months Ended
Mar. 31, 2016
Other intangible assets
Summary of capitalized computer software costs

	Thousands of Yen
	2015	2016
Balance at beginning of year	¥1,590,143	¥1,928,106
Costs capitalized during year	333,561	361,456
Acquisition of TechLaw Solutions	3,063	—
Foreign currency translation adjustments	1,339	(2,949)
Other	—	(28,715)
Balance at end of year	1,928,106	2,257,898
Accumulated amortization, end of year	(965,882)	(1,338,434)
Capitalized computer software costs—net	¥962,224	¥919,464

Schedule of estimated amortization of capitalized computer software costs for the next five years

The following table shows the estimated amortization of capitalized computer software costs for each of the next five years:

Thousands of
Years ending March 31,	Yen
2017	¥367,493
2018	253,635
2019	142,831
2020	75,800
2021	19,810